CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, AioTV Inc. (Details) - USD ($)				3 Months Ended			12 Months Ended
	May 30, 2017	Dec. 07, 2015	Nov. 30, 2012	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2017	Dec. 30, 2016
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Per share price of investment											$ 2.00
Other than Temporary Impairment Losses, Investments [Abstract]
Other than Temporary Impairment Losses, Investments							$ 5,336,000	$ 16,347,000	$ 3,947,000
Impairment charge							5,336,000	16,347,000	$ 3,947,000
AioTV
Other than Temporary Impairment Losses, Investments [Abstract]
Carrying amount of the investment						$ 1,700,000	1,700,000
AioTV | Series B preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire available-for-sale equity securities			$ 8,000,000
Per share price of investment			$ 0.320937
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Total fair value of invested Capital as at valuation date							$ 900,000	$ 5,200,000
Risk free rate of interest (as a percent)							0.80%	1.60%
Dividend yield (as a percent)							0.00%	0.00%
Expiration date							Nov. 14, 2017	Nov. 14, 2017
Volatility (as a percent)							41.00%	50.80%
Discount rate (as a percent)							50.00%	35.00%
Other than Temporary Impairment Losses, Investments [Abstract]
Other than Temporary Impairment Losses, Investments							$ 4,300,000
Carrying amount of the investment						$ 900,000	$ 900,000
Equity method investment, ownership interest (as a percent)						44.00%	44.00%
Impairment charge							$ 4,300,000
AioTV | Convertible bonds of privately-held company
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payment to acquire available-for-sale debt securities		$ 500,000				$ 300,000
Interest rate of debt securities (as a percent)		10.00%				1000.00%
Other than Temporary Impairment Losses, Investments [Abstract]
Other than Temporary Impairment Losses, Investments							0
Carrying amount of the investment						$ 800,000	800,000
Impairment charge							$ 0
Note Purchase Agreement | Subsequent Event | AioTV
Other than Temporary Impairment Losses, Investments [Abstract]
Carrying amount of the investment	$ 800,000									$ 800,000
Principal amount	$ 480,685
Note Purchase Agreement | Subsequent Event | AioTV | Common Stock
Other than Temporary Impairment Losses, Investments [Abstract]
Preferred stock converted to common shares	25,527,008
Convertible debentures converted to ordinary shares	2,269,856
Conversion price (in dollars per share)	$ 0.320937
Debt instrument, conversion price (in dollars per share)	$ 0.253790596
Note Purchase Agreement | Subsequent Event | AioTV | Series B preferred stock
Other than Temporary Impairment Losses, Investments [Abstract]
Convertible shares	25,527,008
Note Purchase Agreement | Subsequent Event | AioTV | Convertible bonds of privately-held company
Other than Temporary Impairment Losses, Investments [Abstract]
Convertible promissory note, value	$ 319,315
Payments to acquire investments				$ 380,000	$ 100,000
Note Purchase Agreement | Subsequent Event | AioTV | Convertible debentures
Other than Temporary Impairment Losses, Investments [Abstract]
Principal amount	576,068
Accrued and unpaid interests	$ 500,000